Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal
State
Deferred expense (benefit)	645	1,019
Deferred tax asset valuation allowance	(645)	(1,019)
Provision for income taxes